Financial Instruments and Risk Management (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 5,945,000
Fair value	15,272
Object	R$ (577,016)
Cash Flow Hedges Derivative Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	CDI + 0.57% p.a.
Notional	R$ 200,000
Fair value	28,464
Object	R$ (5,341)
Cash Flow Hedges Derivative Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	100% of CDI
Notional	R$ 200,000
Fair value	22,176
Object	R$ (4,141)
Cash Flow Hedges Derivative Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.
Maturity	3rd Qtr. 2027
Assets	IPCA + 5.30% p.a
Liabilities	CDI + 2.20% p.a.
Notional	R$ 400,000
Fair value	53,395
Object	R$ (53,483)
Cash Flow Hedges Derivative Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.
Maturity	3rd Qtr. 2030
Assets	IPCA + 5.60% p.a.
Liabilities	CDI + 2.29% p.a.
Notional	R$ 595,000
Fair value	48,624
Object	R$ (161,588)
Cash Flow Hedges Derivative Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.
Maturity	2nd Qtr. 2031
Assets	IPCA + 4.78% p.a.
Liabilities	CDI + 0.12% a.a.
Notional	R$ 1,000,000
Fair value	65,394
Object	R$ (116,498)
Cash Flow Hedges Derivative Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.
Maturity	3rd Qtr. 2032
Assets	IPCA + 6.83% p.a.
Liabilities	109.32% of CDI
Notional	R$ 990,000
Fair value	33,741
Object	R$ (33,477)
Cash Flow Hedges Derivative Instruments 7 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 5th issue IPCA + 7.23%
Maturity	2nd Qtr. 2034
Assets	IPCA + 7.23% a.a
Liabilities	CDI + 0.98% a.a
Notional	R$ 1,635,000
Fair value	(112,078)
Object	R$ (89,528)
Cash Flow Hedges Derivative Instruments 8 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 5th issue PRÉ + 12.92%
Maturity	2nd Qtr. 2031
Assets	PRÉ 12.92% a.a.
Liabilities	CDI + 0.89% a.a.
Notional	R$ 925,000
Fair value	(124,444)
Object	R$ (112,960)